Commitments and Contingencies (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 2,341,202	$ 2,450,267
Office [Member]
Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	2,333,318	2,445,087
Within 1 year [Member]
Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	80,049	78,532
Within 1 year [Member] | Office [Member]
Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	72,164	73,353
2-5 years [Member]
Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	216,493	220,058
2-5 years [Member] | Office [Member]
Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	216,493	220,058
Thereafter [Member]
Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	2,044,660	2,151,677
Thereafter [Member] | Office [Member]
Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 2,044,660	$ 2,151,677